BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Jul. 31, 2023
Accounting Policies [Abstract]
SCHEDULE OF CASH AND CASH EQUIVALENTS

	As of July 31, 2023	As of October 31, 2022
	(Unaudited)
Cash and cash equivalents
Denominated in United States Dollars	$1,054	$217
Denominated in Hong Kong Dollars	4,527	580
Cash and cash equivalents	$5,581	$797

SCHEDULE OF FOREIGN CURRENCY TRANSLATION

Translation of amounts from the local currencies of the Company into US$ has been made at the following exchange rates for the period:

	As of and for the nine months ended July 31,
	2023	2022
Period-end HK$ : US$1 exchange rate	7.80	7.85
Period-average HK$ : US$1 exchange rate	7.83	7.81